UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Contrarian Capital Management, L.L.C.

Address:    411 West Putnam Avenue
            Suite 225
            Greenwich, CT 06830


13F File Number: 028-10718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jon R. Bauer
Title:  Managing Member
Phone:  (203) 862-8200


Signature, Place and Date of Signing:

/s/ Jon R. Bauer              Greenwich, Connecticut          August 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  54

Form 13F Information Table Value Total: $784,505
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Form 13F File Number               Name

1.                028-11156                          Contrarian Equity Fund, LP


                                                    FORM 13F INFORMATION TABLE
                                                           June 30, 2007


COLUMN 1                       COLUMN  2      COLUMN 3   COLUMN 4     COLUMN 5         COLUMN 6   COLUMN 7     COLUMN 8

                                                         VALUE     SHRS OR    SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (X$1000)  PRN AMT    PRN CALL  DISCRETION   MGRS    SOLE  SHARED  NONE
--------------                --------------  -----      --------  -------    --- ----  ----------   ----    ----  ------  ----
ABITIBI-CONSOLIDATED INC      COM             003924107  20,318     6,926,331           DEFINED      1             X
ALTRIA GROUP INC              COM             02209S103  16,939       241,509           DEFINED      1             X
ANNALY CAP MGMT INC           COM             035710409   3,317       230,000           SOLE         NONE    X
ARMSTRONG WORLD INDS INC NEW  COM             04247X102   2,099        41,857           SOLE         NONE    X
ASIA SATELLITE TELECOMMUNCNT  SPONSORED ADR   04516X106   1,277        62,950           SOLE         NONE    X
CHINA UNICOM LTD              SPONSORED ADR   16945R104   1,756       101,900           SOLE         NONE    X
CHUNGHWA TELECOM CO LTD       SPONSORED ADR   17133Q205   2,065       109,500           SOLE         NONE    X
CITADEL BROADCASTING CORP     COM             17285T106  27,785     4,307,748           DEFINED      1             X
CONOCOPHILLIPS                COM             20825C104  44,791       570,585           DEFINED      1             X
CONSECO INC                   COM NEW         208464883   4,798       229,683           SOLE         NONE    X
CUMULUS MEDIA INC             CL A            231082108   8,137       870,296           DEFINED      1             X
DDI CORP                      COM 0.0001 NEW  233162502  24,455     3,076,072           DEFINED      1             X
DELTA AIR LINES INC DEL       COM NEW         247361702  29,523     1,498,620           SOLE         NONE    X
DISCOVER FINL SVCS            COM             254709108     302        10,600           DEFINED      1             X
ENDEAVOUR INTL CORP           COM             29259G101     248       165,000           SOLE         NONE    X
FIDELITY NATIONAL FINANCIAL   CL A            31620R105  16,880       712,216           SOLE         NONE    X
FOOT LOCKER INC               COM             344849104  19,707       904,000           DEFINED      1             X
FORD MTR CO DEL               COM PAR $0.01   345370860   6,594       700,000           SOLE         NONE    X
GMX RES INC                   COM             38011M108  11,000       317,930           DEFINED      1             X
GENTEK INC                    COM NEW         37245X203  15,857       450,234           DEFINED      1             X
HELIX ENERGY SOLUTIONS GRP I  COM             42330P107   3,033        76,000           DEFINED      1             X
HERCULES OFFSHORE INC         COM             427093109   1,714        52,941           SOLE         NONE    X
HUDSON CITY BANCORP           COM             443683107   3,180       260,265           SOLE         NONE    X
IDEARC INC                    COM             451663108  15,675       443,682           DEFINED      1             X
INTERNATIONAL COAL GRP INC N  COM             45928H106  65,975    11,032,565           DEFINED      1             X
KOREA ELECTRIC PWR            SPONSORED ADR   500631106   2,208       100,800           SOLE         NONE    X
LG PHILIP LCD CO LTD          SPONS ADR REP   50186V102   2,433       107,500           SOLE         NONE    X
LIMITED BRANDS INC            COM             532716107  10,911       397,500           DEFINED      1             X
MI DEVS INC                   CL A SUB VTG    55304X104   2,924        80,228           SOLE         NONE    X
MOVIE GALLERY INC             COM             624581104   3,178     1,672,579           DEFINED      1             X
NVR INC                       COM             62944T105     816         1,200           SOLE         NONE    X
NORTHWEST AIRLS CORP          COM             667280408  14,743       664,084           SOLE         NONE    X
OWENS CORNING NEW             COM             690742101  10,133       301,305           SOLE         NONE    X
PARKER DRILLING CO            COM             701081101  16,414     1,557,321           SOLE         NONE    X
PEOPLES UNITED FINANCIAL INC  COM             712704105   2,815       158,760           SOLE         NONE    X
PIONEER NAT RES CO            COM             723787107  30,312       622,300           SOLE         NONE    X
PORTLAND GEN ELEC CO          COM NEW         736508847  35,148     1,280,899           SOLE         NONE    X
PROTECTION ONE INC            COM NEW         743663403  13,988       935,032           DEFINED      1             X
RADNET INC                    COM             750491102  18,108     1,900,141           DEFINED      1             X
RITE AID CORP                 COM             767754104  22,079     3,460,619           SOLE         NONE    X
ROTECH HEALTHCARE INC         COM             778669101   5,453     5,049,536           DEFINED      1             X
SK TELECOM LTD                SPONSORED ADR   78440P108   2,237        81,800           SOLE         NONE    X
SALTON INC                    COM             795757103   4,832     2,584,000           DEFINED      1             X
TELE NORTE LESTE PART S A     SPON ADR PFD    879246106   1,542        81,308           SOLE         NONE    X
TERRA INDS INC                COM             880915103  30,777     1,210,741           SOLE         NONE    X
TIME WARNER CABLE INC         CL A            88732J108  53,465     1,364,950           SOLE         NONE    X
TRAVELCENTERS OF AMERICA LLC  COM             894174101  31,423       776,830           DEFINED      1             X
UAL CORP                      COM NEW         902549807  29,170       718,644           SOLE         NONE    X
U S AIRWAYS GROUP INC         COM             90341W108  17,034       562,723           SOLE         NONE    X
USA MOBILITY INC              COM             90341G103  38,542     1,440,278           DEFINED      1             X
U S G CORP                    COM NEW         903293405  24,256       494,615           SOLE         NONE    X
VERIZON COMMUNICATIONS        COM             92343V104   6,628       161,000           SOLE         NONE    X
WARREN RES INC                COM             93564A100   4,587       392,701           SOLE         NONE    X
WIDEPOINT CORP                COM             967590100     924       943,000           DEFINED      1             X


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